Payables and accruals (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and accruals
Trade payables	SFr 1,819,031	SFr 1,787,287
Social security and other taxes	149,742	203,288
Accrued expenses	2,084,597	1,856,570
Total payables and accruals	SFr 4,053,370	SFr 3,847,145
Maturity period of payables	3 months
Increase in accrued expenses	SFr 200,000